Consolidated Statements of Comprehensive Income (Unaudited) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Net deferred gains (losses) on derivative-hedging activities, tax	$ 27	$ 11	$ 32	$ (26)
Changes in unrealized net gains (losses) on investment securities, tax	(5)	2	(11)	6
Changes in net unrecognized pension and other postretirement benefit costs, tax	(49)		(49)
Net derivative (gains) losses-hedging activities, tax	8	(11)	18	(14)
Net realized gains on investment securities, tax		(1)		(1)
Net pension and other postretirement benefit costs, tax	3	(7)	(11)	(8)
Changes in other comprehensive income (loss) from equity method investees, tax		(1)		(1)
Virginia Electric and Power Company
Net deferred gains (losses) on derivative-hedging activities, tax	4		6	(2)
Changes in unrealized net gains (losses) on investment securities, tax			(1)	1
Dominion Energy Gas Holdings, LLC
Net deferred gains (losses) on derivative-hedging activities, tax	8	7	17	2
Changes in net unrecognized pension and other postretirement benefit costs, tax	$ (11)		(11)
Net derivative (gains) losses-hedging activities, tax		$ (5)		(4)
Net pension and other postretirement benefit costs, tax			$ (1)	$ (1)